Significant Accounting Policies - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant accounting policies
Impairments (reversals)	€ 0	€ 0	€ 0
Granted options and warrants in connection with share-based payment programs	18,200,984